Goodwill, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Gross goodwill, beginning balance	$ 25,464	$ 22,185
Goodwill, beginning balance	25,464	22,185
Goodwill, period increase (decrease)		3,279
Goodwill acquired during the period		3,279
Currency translation and other adjustments		0
Gross goodwill, ending balance		25,464
Goodwill, ending balance	530,760	25,464
Asset Management Segment [Member]
Goodwill [Roll Forward]
Gross goodwill, beginning balance	231,404
Goodwill, beginning balance	231,404
Goodwill, period increase (decrease)	5,279
Goodwill acquired during the period	0
Currency translation and other adjustments	5,279
Gross goodwill, ending balance	236,683	231,404
Goodwill, ending balance	236,683	231,404
Wealth Management Segment [Member]
Goodwill [Roll Forward]
Gross goodwill, beginning balance	293,386
Goodwill, beginning balance	293,386
Goodwill, period increase (decrease)	691
Goodwill acquired during the period	0
Currency translation and other adjustments	691
Gross goodwill, ending balance	294,077	293,386
Goodwill, ending balance	$ 294,077	$ 293,386